Interim Condensed Consolidated Statements of Cash Flows (Unaudited) - USD ($) $ in Thousands	6 Months Ended
	Feb. 29, 2024	Feb. 28, 2023
Operating
Net income	$ 1,882	$ 5,110
Adjustments for items not involving cash:
Non-cash items	2,744	1,630
Changes in non-cash working capital:
Decrease in amounts receivable	1,783	2,400
Increase in inventories	(709)	(618)
Decrease (increase) in prepaid and other assets	355	(1,193)
Increase in amounts payable and accrued liabilities	445	3,561
(Decrease) increase in income tax payable	(333)	536
Cash provided by operating activities	6,167	11,426
Investing
Purchase of mineral property, plant and equipment	(5,054)	(9,635)
Increase in other long-term assets	(380)	(607)
Cash used in investing activities	(5,434)	(10,242)
Financing
Withholding taxes on settlement of share-based payments	(367)	(94)
Lease payments	(36)	(74)
Cash used in financing activities	(403)	(168)
Net increase in cash	330	1,016
Cash at beginning of the period	7,629	8,476
Cash at end of the period	7,959	9,492
Taxes paid in cash	$ 700